Federal Home Loan Bank Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Advance type, balances and interest rate ranges
Total advances	(84,919)	(86,777)
Total	84,919	86,777
Fixed Rate Bullet [Member]
Advance type, balances and interest rate ranges
Total advances	(60,000)	(45,000)
Interest rate range, minimum	30.00%	32.00%
Interest rate range, maximum	322.00%	322.00%
Weighted Average Rate	1.04%	1.02%
Fixed Rate Bullet [Member] | Minimum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	January 2015	May 2014
Fixed Rate Bullet [Member] | Maximum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	April 2019	January 2018
Variable Rate [Member]
Advance type, balances and interest rate ranges
Total advances	(9,919)	(26,777)
Interest rate range, minimum	43.00%	50.00%
Weighted Average Rate	0.43%	0.50%
Maturity Date Rage	January 2015
Variable Rate [Member] | Minimum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	January 2015	January 2014
Variable Rate [Member] | Maximum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage		June 2014
LIBOR Adjustable [Member]
Advance type, balances and interest rate ranges
Total advances	(15,000)	(15,000)
Interest rate range, minimum	47.00%	46.00%
Interest rate range, maximum	50.00%	49.00%
Weighted Average Rate	0.49%	0.48%
LIBOR Adjustable [Member] | Minimum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	September 2015	September 2015
LIBOR Adjustable [Member] | Maximum [Member]
Advance type, balances and interest rate ranges
Maturity Date Rage	July 2016	July 2016